Other Financial Data (Other Operating Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Other Financial Data [Abstract]
Pension expense	$ 228	$ 173	$ 145
Stock compensation expense	221	100	121
(Gain) Loss on sale of businesses, net of tax	0	5	(25)
Deferred income taxes and other	(63)	(97)	19
Total	$ 386	$ 181	$ 260